Description of Plan (Details) - The Lincoln Electric Company Employee Savings Plan	1 Months Ended		12 Months Ended
	Nov. 30, 2025 USD ($)	Jan. 31, 2025 USD ($)	Dec. 31, 2025 USD ($) installment item	Jan. 01, 2025 USD ($)
Description of Plan
Minimum service hours for plan eligibility | item			1,000
Minimum service period for plan eligibility			6 months
Suspense account balance			$ 7,343,989	$ 23,481,152
Suspense account funded to employer contributions			16,137,163
Transfers from other qualified plans	$ 12,211,548	$ 34,632,717	46,844,265
Participants maximum contribution amount			$ 23,500
Investment allocation increment (as a percent)			1.00%
Automatic enrollment deferral rate (as a percent)			4.00%
Maximum total employer contribution (as a percent)			6.00%
Employer matching contribution (as a percent)			3.00%
Automatic employer contribution (as a percent)			3.00%
Participant compensation matched (as a percent)			100.00%
Vesting percentage			100.00%
Minimum borrowing amount			$ 1,000
Maximum borrowing amount			$ 50,000
Maximum borrowing percentage			50.00%
Term of loan, purchase of primary residence			15 years
Basis spread on prime rate (as a percent)			1.00%
Number of installments | installment			10
Minimum account balance for single lump sum payment			$ 1,000
Minimum
Description of Plan
Participants contribution percent			1.00%
Minimum service period for employer contribution			5 years
Term of loan			1 year
Maximum
Description of Plan
Participants contribution percent			80.00%
Minimum service period for employer contribution			30 years
Term of loan			5 years